Stockholders' equity	12 Months Ended
Dec. 31, 2021
Stockholders' equity
Stockholders' equity
—
Note 19
Stockholders' equity
At December 31, 2021, the Company had 2,557

million authorized shares, of which
2,053

million were
registered and issued. At December 31, 2020, the Company

had
2,672

million authorized shares, of which
2,168

million were registered and issued.
At the Annual General Meeting of Shareholders (AGM) in

March 2021, the shareholders approved the
proposal of the Board of Directors to distribute a total of 0.80

Swiss francs per share. The approved dividend
distribution amounted to $ 1,730

million with the Company disbursing a portion in March 2021

and the
remaining amounts in April 2021. At the AGM in March

2020,

the shareholders approved the proposal of the
Board of Directors to distribute a total of 0.80

Swiss francs per share. The approved dividend distribution
amounted to $ 1,758

million and was paid in April 2020. At the AGM

in March 2019, the shareholders
approved the proposal of the Board of Directors to distribute a total of
0.80

Swiss francs per share. The
approved dividend distribution amounted to $ 1,675

million and was paid in May 2019.
In July 2020, the Company announced it initially intends

to buy
10

percent of its share capital (which at the
time represented a maximum of 180

million shares, in addition to those already held in treasury)

through the
share buyback program that started in July 2020. The

initial share buyback program was executed on a
second trading line on the SIX Swiss Exchange and was

completed in March 2021. Through this buyback
program, the Company purchased a total of approximately 129

million shares for approximately $
3.5

billion,
of which approximately 20

million shares (resulting in an increase in Treasury

stock of $
628

million) were
purchased in 2021 and approximately 109

million shares (resulting in an increase in Treasury

Stock of
$ 2,835

million) were purchased in 2020. At the AGM on March

25, 2021, shareholders approved the
cancellation of 115

million of the shares purchased under this buyback program

and the cancellation was
completed in the second quarter of 2021, resulting in a

decrease in Treasury stock of $
3,157

million and a
corresponding total decrease in Capital stock, Additional paid-in capital and Retained earnings.
In March 2021, the Company announced a follow-up share

buyback program of up to $
4.3

billion. This
buyback program, which was launched in April 2021,

is being executed on a second trading line on the SIX
Swiss Exchange and is planned to run until the Company’s

AGM in March 2022. Through this follow-up
buyback program, the Company purchased, in 2021, approximately 59 million shares, resulting in an increase
in Treasury stock of $ 2,022

million. At the March 2022 AGM, the Company intends

to request shareholder
approval to cancel the shares purchased through this follow-up share buyback program as well as those
shares purchased under the initial share buyback program

that were not proposed for cancellation at the
Company’s AGM in March 2021.
In addition to the ongoing share buyback program, in 2021

and 2020, the Company purchased
33

million and
13

million, respectively,

of its own shares on the open market, mainly for

use in connection with its employee
share plans, resulting in an increase in Treasury

stock of $
1,032

million and $
346

million, respectively.
Upon and in connection with each launch of the Company’s

MIP,

the Company sold call options to a bank at
fair value, giving the bank the right to acquire shares equivalent to the number of shares represented by the
MIP WAR awards to participants. Under

the terms of the agreement with the bank,

the call options can only
be exercised by the bank to the extent that MIP participants have exercised their WARs. At December

31,
2021, such call options representing 5.4

million shares and with strike prices ranging from
19.00

to
23.50

Swiss francs (weighted
‑
average strike price of 21.93

Swiss francs) were held by the bank. The call
options expire in periods ranging from August 2022 to

August 2025. However, only
3.5

million of these
instruments, with strike prices ranging from 19.00

to
23.50

Swiss francs (weighted
‑
average strike price of
22.64

Swiss francs), could be exercised at December

31, 2021, under the terms of the agreement with the
bank.
In addition to the above, at December 31, 2021, the Company

had further outstanding obligations to deliver:
•

up to
2

million shares relating to the options granted under

the 2016 launch of the MIP,

with a
strike price of 21.50

Swiss francs, vested in August 2019 and expiring in August

2022,
•

up to
13

million shares relating to the options granted under the 2017 launch of the MIP,

with a
strike price of 22.50

Swiss francs, vested in August 2020 and expiring in August

2023,
•

up to
12

million shares relating to the options granted under the 2018 launch of the MIP,

with a
strike price of 23.50

Swiss francs, vested in August 2021 and expiring in August

2024,
•

up to
8

million shares relating to the options granted under

the 2019 launch of the MIP,

with a
strike price of 19.00

Swiss francs, vesting in August 2022 and expiring

in August 2025,
•

up to
2

million shares relating to the ESAP,

vesting and expiring in October 2022,
•

up to
8

million shares to Eligible Participants under the

2021, 2020 and 2019 launches of the
LTIP,

vesting and expiring in April 2024, April 2023 and

May 2022, respectively,

and
•

approximately
1

million shares in connection with certain other share
‑
based payment
arrangements with employees.
See Note 18 for a description of the above share
‑
based payment arrangements.
In 2021 and 2020, the Company delivered approximately 36

million and
17

million shares, respectively,

out of
treasury stock, for options exercised in relation to the MIP,

while in 2019 the amount was not significant. In
addition, in 2021, 2020 and 2019, the Company delivered 1.7

million,
1.4

million and
0.5

million shares,
respectively, out

of treasury stock under the ESAP.
Amounts available to be distributed as dividends to the stockholders of ABB Ltd are based on the
requirements of Swiss law and ABB Ltd’s Articles

of Incorporation, and are determined based on amounts
presented in the unconsolidated financial statements of

ABB Ltd, prepared in accordance with Swiss law.

At
December 31, 2021, the total unconsolidated stockholders’

equity of ABB Ltd was
6,837

million Swiss francs
($ 7,490

million), including
246

million Swiss francs ($
270

million) representing share capital,
9,443

million
Swiss francs ($ 10,345

million) representing reserves and
2,853

million Swiss francs ($
3,125

million)
representing a reduction of equity for own shares (treasury

stock). Of the reserves,
2,853

million Swiss francs
($ 3,125

million) relating to own shares and
49

million Swiss francs ($
54

million) representing
20

percent of
share capital, are restricted and not available for distribution.
In February 2022, the Company announced that a proposal

will be put to the 2022 AGM for approval by the
shareholders to distribute 0.82

Swiss francs per share to shareholders.
Subsequent events
Subsequent to December 31, 2021, and up to February

23, 2022, the Company purchased, under the follow-
up share buyback program, an additional 21

million shares, for approximately $
735

million, and, on the open
market, an additional 9

million shares, for approximately $
326

million.